LONG-TERM DEBT - 2012 Notes (Details) $ in Thousands	Jul. 24, 2012 USD ($)
2012 Notes
LONG-TERM DEBT
Principal	$ 200,000
Maturity period	11 years
2012 Notes | Weighted Average
LONG-TERM DEBT
Interest rate	4.95%
Series A
LONG-TERM DEBT
Principal	$ 100,000
Interest rate	4.87%
Series B
LONG-TERM DEBT
Principal	$ 100,000
Interest rate	5.02%